Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Option, Activity
A summary of stock option activity for the six months ended June 30, 2024 was as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2023	4,909,302	$1.55	5.58	$3,393
Forfeited	(103,812)	4.10
Exercised	(80,357)	0.68
Expired	(22,809)	2.19
Outstanding at June 30, 2024	4,702,325	$1.49	5.05	$636
Exercisable at June 30, 2024	4,517,989	$1.39	4.97	$636

Schedule of Share-Based Payment Arrangement, Restricted Stock Unit, Activity
A summary of RSU activity for the six months ended June 30, 2024 is as follows:

	Number of RSUs	Intrinsic value (in thousands)
Outstanding unvested RSUs at December 31, 2023	3,229,915
Granted during the year	1,792,798
Forfeited during the year	(1,021,199)
Vested during the year (1)	(984,261)
Outstanding unvested RSUs at June 30, 2024	3,017,253	$3,138

(1) The issuance of Class A Ordinary Shares was deferred, as elected by the grantees, for 264,516 RSUs that vested during the six months ended June 30, 2024.

Schedule of Stock-Based Compensation Expense
Total employee and non-employee stock-based compensation expense for the six months ended June 30, 2024 and 2023 was classified in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Six Months Ended June 30,
	2024	2023
General and administrative expenses	$1,049	$1,830
Research and development expenses	31	621
Other operating expenses	178	390
Total	$1,258	$2,841